Receivables, Net	12 Months Ended
May 25, 2014
Receivables [Abstract]
Receivables, Net
RECEIVABLES, NET
Receivables from the sale of gift cards in national retail outlets, allowances due from landlords based on lease terms, miscellaneous receivables and our overall allowance for doubtful accounts are as follows:

(in millions)	May 25, 2014	May 26, 2013
Retail outlet gift card sales	$39.6	$37.5
Landlord allowances due	22.5	26.5
Miscellaneous	22.0	21.7
Allowance for doubtful accounts	(0.3)	(0.3)
Receivables, net	$83.8	$85.4